UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Active MidCap Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class A – DNLDX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$50	0.99%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$469	239	31.63%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
18.0%
Industrials
16.7%
Information Technology
13.4%
Health Care
11.3%
Consumer Discretionary
9.8%
Consumer Staples
5.7%
Real Estate
5.4%
Materials
5.3%
Utilities
5.0%
Communication Services
4.7%
Energy
4.5%
Investment Companies
0.6%
Net Other Assets and Liabilities
-0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0085SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class C – DNLCX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$89	1.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$469	239	31.63%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0271SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class I – DNLRX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$38	0.74%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$469	239	31.63%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0272SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Active MidCap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class Y – DNLYX
This semi-annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$469	239	31.63%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0011SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Active MidCap Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Class	Ticker
A	DNLDX
C	DNLCX
I	DNLRX
Y	DNLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active MidCap Fund
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.8%
Automobiles & Components — .7%
Aptiv PLC (a)	38,065	2,596,794
Harley-Davidson, Inc.	20,575	485,570
		3,082,364
Banks — 2.5%
Bank OZK	17,403	818,985
First Horizon Corp.	285,764	6,058,197
Regions Financial Corp.	203,669	4,790,295
		11,667,477
Capital Goods — 13.4%
Acuity, Inc.	7,333	2,187,727
Allegion PLC	16,000	2,305,920
Armstrong World Industries, Inc.	12,659	2,056,328
Axon Enterprise, Inc. (a)	3,439	2,847,286
Carlisle Cos., Inc. (b)	891	332,699
Curtiss-Wright Corp.	6,321	3,088,125
EMCOR Group, Inc.	16,955	9,069,060
Fortive Corp.	20,693	1,078,726
Generac Holdings, Inc. (a)	20,357	2,915,326
Howmet Aerospace, Inc.	9,833	1,830,216
ITT, Inc.	21,917	3,437,243
Lincoln Electric Holdings, Inc.	14,222	2,948,505
Masco Corp.	23,368	1,503,964
Pentair PLC	33,043	3,392,194
Rockwell Automation, Inc.	7,100	2,358,407
The AZEK Company, Inc. (a)	25,386	1,379,729
The Middleby Corp. (a)	7,103	1,022,832
The Toro Company	21,090	1,490,641
Trane Technologies PLC	10,928	4,780,017
Vertiv Holdings Co., Cl. A	20,438	2,624,444
W.W. Grainger, Inc.	4,061	4,224,415
Watts Water Technologies, Inc., Cl. A	6,240	1,534,354
Westinghouse Air Brake Technologies Corp.	21,483	4,497,466
		62,905,624
Commercial & Professional Services — 2.8%
Broadridge Financial Solutions, Inc.	6,644	1,614,691
Dayforce, Inc. (a)	16,259	900,586
Genpact Ltd.	14,300	629,343
Jacobs Solutions, Inc.	20,169	2,651,215
Leidos Holdings, Inc.	13,075	2,062,712
Paychex, Inc.	21,793	3,170,010
Paycom Software, Inc.	4,586	1,061,201
Veralto Corp.	12,533	1,265,206
		13,354,964
Consumer Discretionary Distribution & Retail — 2.5%
Bath & Body Works, Inc.	22,851	684,616
Best Buy Co., Inc.	11,829	794,081
Carvana Co. (a)	3,841	1,294,263
eBay, Inc.	40,558	3,019,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary Distribution & Retail — 2.5% (continued)
Etsy, Inc. (a),(b)	20,945	1,050,601
Ross Stores, Inc.	22,874	2,918,265
The Gap, Inc.	34,054	742,718
Williams-Sonoma, Inc.	8,644	1,412,170
		11,916,663
Consumer Durables & Apparel — 2.6%
Carter’s, Inc.	20,561	619,503
Crocs, Inc. (a)	6,216	629,556
Deckers Outdoor Corp. (a)	9,905	1,020,908
Hasbro, Inc.	8,300	612,706
Leggett & Platt, Inc.	107,918	962,629
PulteGroup, Inc.	10,540	1,111,548
Ralph Lauren Corp.	9,134	2,505,274
Tapestry, Inc.	30,271	2,658,097
TopBuild Corp. (a),(b)	5,725	1,853,411
VF Corp.	27,905	327,884
		12,301,516
Consumer Services — 3.9%
ADT, Inc.	189,604	1,605,946
Carnival Corp. (a)	47,028	1,322,427
Darden Restaurants, Inc.	4,320	941,630
DraftKings, Inc., Cl. A (a)	28,099	1,205,166
Expedia Group, Inc.	11,563	1,950,447
Grand Canyon Education, Inc. (a)	16,649	3,146,661
H&R Block, Inc.	31,990	1,755,931
Hilton Worldwide Holdings, Inc.	4,712	1,254,994
Royal Caribbean Cruises Ltd.	14,500	4,540,530
Wingstop, Inc.	2,217	746,553
		18,470,285
Consumer Staples Distribution & Retail — 2.0%
Dollar Tree, Inc. (a)	17,850	1,767,864
Sprouts Farmers Market, Inc. (a)	18,701	3,078,933
The Kroger Company	19,670	1,410,929
US Foods Holding Corp. (a)	42,857	3,300,417
		9,558,143
Energy — 4.5%
Baker Hughes Co.	38,699	1,483,720
Cheniere Energy, Inc.	12,663	3,083,694
CNX Resources Corp. (a),(b)	44,656	1,504,014
ConocoPhillips	20,851	1,871,169
Coterra Energy, Inc.	60,378	1,532,394
Halliburton Co.	216,220	4,406,563
Kinder Morgan, Inc.	74,014	2,176,012
Matador Resources Co.	19,106	911,738
Murphy Oil Corp. (b)	39,774	894,915
Ovintiv, Inc.	68,307	2,599,081
Range Resources Corp.	14,585	593,172
		21,056,472
Equity Real Estate Investment Trusts — 5.5%
American Homes 4 Rent, Cl. A (c)	36,200	1,305,734
Brixmor Property Group, Inc. (c)	31,409	817,890

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Equity Real Estate Investment Trusts — 5.5% (continued)
EastGroup Properties, Inc. (c)	11,210	1,873,415
Essex Property Trust, Inc. (c)	11,182	3,168,979
First Industrial Realty Trust, Inc. (c)	55,971	2,693,884
Host Hotels & Resorts, Inc. (c)	127,343	1,955,989
Lamar Advertising Co., Cl. A (b),(c)	12,160	1,475,738
Mid-America Apartment Communities, Inc. (c)	27,097	4,010,627
NNN REIT, Inc. (c)	66,540	2,873,197
Regency Centers Corp. (c)	7,264	517,415
Simon Property Group, Inc. (c)	30,354	4,879,709
		25,572,577
Financial Services — 9.4%
Affirm Holdings, Inc. (a),(b)	21,594	1,493,009
Ameriprise Financial, Inc.	13,967	7,454,607
Coinbase Global, Inc., Cl. A (a)	7,037	2,466,398
Euronet Worldwide, Inc. (a)	16,368	1,659,388
FactSet Research Systems, Inc.	7,079	3,166,295
Federated Hermes, Inc.	62,713	2,779,440
Global Payments, Inc.	15,879	1,270,955
Jack Henry & Associates, Inc.	7,800	1,405,326
MGIC Investment Corp.	49,937	1,390,246
MSCI, Inc.	9,493	5,474,993
Rithm Capital Corp. (c)	140,177	1,582,598
Robinhood Markets, Inc., Cl. A (a)	28,586	2,676,507
SEI Investments Co.	15,270	1,372,162
Shift4 Payments, Inc., Cl. A (a),(b)	6,565	650,657
State Street Corp.	37,531	3,991,047
Synchrony Financial	47,462	3,167,614
The Western Union Company	225,775	1,901,026
		43,902,268
Food, Beverage & Tobacco — 2.7%
Conagra Brands, Inc.	80,217	1,642,042
Freshpet, Inc. (a),(b)	5,837	396,682
General Mills, Inc.	110,275	5,713,348
Ingredion, Inc.	14,240	1,931,229
Molson Coors Beverage Co., Cl. B	33,325	1,602,599
The Hershey Company (b)	8,259	1,370,581
		12,656,481
Health Care Equipment & Services — 6.8%
Align Technology, Inc. (a)	5,411	1,024,465
Cardinal Health, Inc.	10,685	1,795,080
Cencora, Inc.	26,968	8,086,355
Chemed Corp.	2,711	1,320,067
Dexcom, Inc. (a)	22,066	1,926,141
Doximity, Inc., Cl. A (a)	23,121	1,418,242
GE HealthCare Technologies, Inc.	12,106	896,691
HealthEquity, Inc. (a)	5,696	596,713
IDEXX Laboratories, Inc. (a)	7,112	3,814,450
Inspire Medical Systems, Inc. (a)	3,750	486,637
Insulet Corp. (a)	4,539	1,426,063
Option Care Health, Inc. (a)	18,729	608,318
Penumbra, Inc. (a)	3,241	831,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care Equipment & Services — 6.8% (continued)
ResMed, Inc.	11,647	3,004,926
Teleflex, Inc.	3,985	471,665
Tenet Healthcare Corp. (a)	10,020	1,763,520
Universal Health Services, Inc., Cl. B	3,957	716,811
Veeva Systems, Inc., Cl. A (a)	5,632	1,621,903
		31,809,785
Household & Personal Products — .9%
BellRing Brands, Inc. (a)	11,953	692,437
Reynolds Consumer Products, Inc.	74,585	1,597,611
The Clorox Company	17,978	2,158,618
		4,448,666
Insurance — 6.2%
Aflac, Inc.	23,664	2,495,605
American Financial Group, Inc.	16,511	2,083,853
CNO Financial Group, Inc.	65,632	2,532,083
Globe Life, Inc.	13,645	1,695,937
Loews Corp.	74,035	6,786,048
Primerica, Inc.	10,108	2,766,256
The Allstate Corp.	30,308	6,101,304
The Hanover Insurance Group, Inc.	10,941	1,858,548
W. R. Berkley Corp.	34,901	2,564,176
		28,883,810
Materials — 5.3%
Cabot Corp.	17,172	1,287,900
CF Industries Holdings, Inc.	11,766	1,082,472
Commercial Metals Co.	8,300	405,953
Corteva, Inc.	28,275	2,107,336
Crown Holdings, Inc.	26,642	2,743,593
DuPont de Nemours, Inc.	49,824	3,417,428
Eagle Materials, Inc.	8,562	1,730,466
NewMarket Corp.	1,529	1,056,325
Nucor Corp.	16,479	2,134,690
PPG Industries, Inc.	21,158	2,406,722
Royal Gold, Inc.	12,640	2,247,898
RPM International, Inc.	18,281	2,007,985
Silgan Holdings, Inc.	22,278	1,207,022
The Scotts Miracle-Gro Company	15,655	1,032,604
		24,868,394
Media & Entertainment — 4.4%
Charter Communications, Inc., Cl. A (a)	3,731	1,525,270
Electronic Arts, Inc.	21,046	3,361,046
Fox Corp., Cl. A	65,990	3,698,080
IAC, Inc. (a)	23,045	860,500
Match Group, Inc.	51,767	1,599,083
Nexstar Media Group, Inc.	6,086	1,052,574
Pinterest, Inc., Cl. A (a)	35,880	1,286,657
Playtika Holding Corp.	89,066	421,282
ROBLOX Corp., Cl. A (a)	8,459	889,887
Roku, Inc. (a)	16,013	1,407,382
The New York Times Company, Cl. A	35,298	1,975,982

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Media & Entertainment — 4.4% (continued)
The Trade Desk, Inc., Cl. A (a)	33,473	2,409,721
Ziff Davis, Inc. (a)	7,766	235,077
		20,722,541
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
10X Genomics, Inc., Cl. A (a),(b)	29,700	343,926
Agilent Technologies, Inc.	5,906	696,967
Alnylam Pharmaceuticals, Inc. (a)	6,265	2,042,954
Azenta, Inc. (a)	23,844	733,918
BioMarin Pharmaceutical, Inc. (a)	33,100	1,819,507
Charles River Laboratories International, Inc. (a)	5,628	853,937
Elanco Animal Health, Inc. (a),(b)	17,880	255,326
Exact Sciences Corp. (a)	13,209	701,926
Exelixis, Inc. (a)	30,942	1,363,769
Halozyme Therapeutics, Inc. (a)	10,988	571,596
Illumina, Inc. (a)	14,585	1,391,555
Incyte Corp. (a)	12,821	873,110
IQVIA Holdings, Inc. (a)	10,271	1,618,607
Jazz Pharmaceuticals PLC (a)	8,100	859,572
Medpace Holdings, Inc. (a)	4,302	1,350,226
Mettler-Toledo International, Inc. (a)	2,095	2,461,038
Natera, Inc. (a)	7,520	1,270,429
Neurocrine Biosciences, Inc. (a)	7,712	969,321
Waters Corp. (a)	3,134	1,093,891
		21,271,575
Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic, Inc. (a)	6,027	628,345
Enphase Energy, Inc. (a)	11,385	451,415
Monolithic Power Systems, Inc.	3,413	2,496,200
Skyworks Solutions, Inc.	38,729	2,886,085
Teradyne, Inc.	4,100	368,672
		6,830,717
Software & Services — 10.0%
ANSYS, Inc. (a)	5,311	1,865,330
Appfolio, Inc., Cl. A (a),(b)	2,698	621,296
AppLovin Corp., Cl. A (a)	13,101	4,586,398
BILL Holdings, Inc. (a)	10,501	485,776
Cloudflare, Inc., Cl. A (a)	16,292	3,190,462
Docusign, Inc. (a)	11,044	860,217
Elastic NV (a)	8,362	705,168
Fair Isaac Corp. (a)	1,168	2,135,057
Gartner, Inc. (a)	4,600	1,859,412
HubSpot, Inc. (a)	4,103	2,283,853
MicroStrategy, Inc., Cl. A (a),(b)	5,701	2,304,515
Nutanix, Inc., Cl. A (a)	15,811	1,208,593
Okta, Inc. (a),(b)	11,953	1,194,942
Palantir Technologies, Inc., Cl. A (a)	86,809	11,833,803
Pegasystems, Inc. (b)	33,864	1,833,058
PTC, Inc. (a)	9,449	1,628,441
Qualys, Inc. (a)	8,459	1,208,537
RingCentral, Inc., Cl. A (a)	26,349	746,994
Twilio, Inc., Cl. A (a)	12,632	1,570,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Software & Services — 10.0% (continued)
Unity Software, Inc. (a)	42,070	1,018,094
VeriSign, Inc.	5,078	1,466,526
Zoom Communications, Inc. (a)	15,696	1,223,974
Zscaler, Inc. (a)	3,395	1,065,826
		46,897,188
Technology Hardware & Equipment — 1.9%
Keysight Technologies, Inc. (a)	14,100	2,310,426
NetApp, Inc.	21,137	2,252,147
Pure Storage, Inc., Cl. A (a)	13,515	778,194
Ralliant Corp. (a)	6,898	334,468
Teledyne Technologies, Inc. (a)	2,178	1,115,811
Zebra Technologies Corp., Cl. A (a)	6,855	2,113,808
		8,904,854
Telecommunication Services — .3%
Iridium Communications, Inc.	40,547	1,223,303
Transportation — .5%
Delta Air Lines, Inc.	28,218	1,387,761
Lyft, Inc., Cl. A (a)	58,534	922,496
		2,310,257
Utilities — 5.0%
Black Hills Corp.	15,400	863,940
Consolidated Edison, Inc.	14,616	1,466,716
Edison International	81,036	4,181,458
Evergy, Inc.	27,780	1,914,875
NRG Energy, Inc.	16,723	2,685,379
OGE Energy Corp.	24,640	1,093,523
PG&E Corp.	182,569	2,545,012
PPL Corp.	68,232	2,312,383
Spire, Inc.	37,342	2,725,593
UGI Corp.	63,912	2,327,675
Vistra Corp.	7,098	1,375,663
		23,492,217
Total Common Stocks (cost $380,252,545)		468,108,141

1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $837,289)	4.47	837,289	837,289

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,724,236)	4.47	1,724,236	1,724,236
Total Investments (cost $382,814,070)		100.4%	470,669,666
Liabilities, Less Cash and Receivables		(.4%)	(1,792,647)
Net Assets		100.0%	468,877,019

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $15,694,026 and the value of the collateral was
$15,891,053, consisting of cash collateral of $1,724,236 and U.S. Government & Agency securities valued at $14,166,817.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	3,619,112	20,759,636	(23,541,459)	837,289	49,143
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	-	9,954,306	(8,230,070)	1,724,236	5,490††
Total - .6%	3,619,112	30,713,942	(31,771,529)	2,561,525	54,633

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,694,026)—Note 1(c):
Unaffiliated issuers	380,252,545	468,108,141
Affiliated issuers	2,561,525	2,561,525
Dividends and securities lending income receivable		470,700
Receivable for shares of Common Stock subscribed		10,882
Tax reclaim receivable—Note 1(b)		2,513
Prepaid expenses		44,003
		471,197,764
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		350,377
Liability for securities on loan—Note 1(c)		1,724,236
Payable for shares of Common Stock redeemed		137,344
Directors’ fees and expenses payable		7,350
Other accrued expenses		101,438
		2,320,745
Net Assets ($)		468,877,019
Composition of Net Assets ($):
Paid-in capital		357,288,987
Total distributable earnings (loss)		111,588,032
Net Assets ($)		468,877,019

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	439,450,211	460,073	28,617,075	349,660
Shares Outstanding	7,125,675	8,833	463,207	5,867
Net Asset Value Per Share ($)	61.67	52.09	61.78	59.59
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,567,458
Affiliated issuers	49,143
Affiliated income net of rebates from securities lending—Note 1(c)	5,490
Interest	544
Total Income	3,622,635
Expenses:
Management fee—Note 3(a)	1,679,557
Shareholder servicing costs—Note 3(c)	670,129
Professional fees	42,899
Registration fees	35,375
Directors’ fees and expenses—Note 3(d)	25,699
Chief Compliance Officer fees—Note 3(c)	16,258
Prospectus and shareholders’ reports	10,203
Shareholder and regulatory reports service fees—Note 3(c)	7,167
Custodian fees—Note 3(c)	5,980
Loan commitment fees—Note 2	5,105
Distribution Plan fees—Note 3(b)	1,816
Miscellaneous	20,287
Total Expenses	2,520,475
Less—reduction in expenses due to undertaking—Note 3(a)	(305,808)
Less—reduction in fees due to earnings credits—Note 3(c)	(16,986)
Net Expenses	2,197,681
Net Investment Income	1,424,954
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	22,532,897
Net change in unrealized appreciation (depreciation) on investments	578,987
Net Realized and Unrealized Gain (Loss) on Investments	23,111,884
Net Increase in Net Assets Resulting from Operations	24,536,838
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	1,424,954	2,687,864
Net realized gain (loss) on investments	22,532,897	38,914,913
Net change in unrealized appreciation (depreciation) on investments	578,987	20,218,555
Net Increase (Decrease) in Net Assets Resulting from Operations	24,536,838	61,821,332
Distributions ($):
Distributions to shareholders:
Class A	(8,058,203)	(36,264,215)
Class C	(10,694)	(61,868)
Class I	(549,889)	(1,733,232)
Class Y	(7,249)	(24,416)
Total Distributions	(8,626,035)	(38,083,731)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,202,306	4,141,866
Class C	54,633	62,457
Class I	10,286,844	5,033,242
Class Y	8,089	302,961
Distributions reinvested:
Class A	7,658,913	34,396,359
Class C	10,694	61,868
Class I	543,010	1,696,824
Class Y	7,226	24,315
Cost of shares redeemed:
Class A	(23,643,759)	(40,440,032)
Class C	(197,814)	(831,021)
Class I	(2,823,130)	(4,239,071)
Class Y	(2,336)	(6,773)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(3,895,324)	202,995
Total Increase (Decrease) in Net Assets	12,015,479	23,940,596
Net Assets ($):
Beginning of Period	456,861,540	432,920,944
End of Period	468,877,019	456,861,540

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	70,306	68,383
Shares issued for distributions reinvested	136,571	559,041
Shares redeemed	(404,226)	(670,807)
Net Increase (Decrease) in Shares Outstanding	(197,349)	(43,383)
Class C(a)
Shares sold	1,069	1,202
Shares issued for distributions reinvested	225	1,181
Shares redeemed	(3,973)	(16,156)
Net Increase (Decrease) in Shares Outstanding	(2,679)	(13,773)
Class I(b)
Shares sold	170,049	80,034
Shares issued for distributions reinvested	9,673	27,493
Shares redeemed	(48,377)	(69,474)
Net Increase (Decrease) in Shares Outstanding	131,345	38,053
Class Y
Shares sold	139	5,320
Shares issued for distributions reinvested	132	408
Shares redeemed	(42)	(108)
Net Increase (Decrease) in Shares Outstanding	229	5,620

(a)	During the period ended June 30, 2025, 359 Class C shares representing $18,422 were automatically converted to 304 Class A shares.
(b)	During the period ended December 31, 2024, 3,126 Class A shares representing $183,624 were exchanged for 3,110 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	59.56	56.34	49.01	61.87	57.91	54.75
Investment Operations:
Net investment income(a)	.18	.36	.39	.32	.37	.35
Net realized and unrealized gain (loss) on investments	3.06	8.10	7.89	(8.86)	14.57	4.41
Total from Investment Operations	3.24	8.46	8.28	(8.54)	14.94	4.76
Distributions:
Dividends from net investment income	(.06 )	(.32 )	(.42 )	(.36 )	(.30 )	(.39 )
Dividends from net realized gain on investments	(1.07)	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(1.13)	(5.24)	(.95 )	(4.32)	(10.98)	(1.60)
Net asset value, end of period	61.67	59.56	56.34	49.01	61.87	57.91
Total Return (%)(b)	5.64 (c)	14.78	16.96	(14.21)	26.66	9.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14 (d)	1.13	1.15	1.14	1.13	1.16
Ratio of net expenses to average net assets(e)	.99 (d),(f)	.99 (f)	.97 (f)	.92 (f)	.78	.94
Ratio of net investment income to average net assets(e)	.62 (d),(f)	.59 (f)	.75 (f)	.60 (f)	.56	.70
Portfolio Turnover Rate	31.63 (c)	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	439,450	436,127	415,054	381,157	477,538	409,572

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	50.61	48.64	42.38	54.14	52.02	49.44
Investment Operations:
Net investment (loss)(a)	(.03 )	(.10 )	(.01 )	(.09 )	(.19 )	(.10 )
Net realized and unrealized gain (loss) on investments	2.58	6.99	6.80	(7.71)	12.99	3.89
Total from Investment Operations	2.55	6.89	6.79	(7.80)	12.80	3.79
Distributions:
Dividends from net realized gain on investments	(1.07)	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Net asset value, end of period	52.09	50.61	48.64	42.38	54.14	52.02
Total Return (%)(b)	5.25 (c)	13.93	16.07	(14.87)	25.51	8.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19 (d)	2.08	2.06	2.03	2.02	2.09
Ratio of net expenses to average net assets(e)	1.75 (d),(f)	1.74 (f)	1.71 (f)	1.71 (f)	1.67	1.87
Ratio of net investment (loss) to average net assets(e)	(.13 )(d),(f)	(.19 )(f)	(.01 )(f)	(.19 )(f)	(.33 )	(.22 )
Portfolio Turnover Rate	31.63 (c)	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	460	583	1,230	1,490	2,241	2,109

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	59.74	56.62	49.37	62.45	58.44	55.31
Investment Operations:
Net investment income(a)	.26	.51	.52	.45	.51	.46
Net realized and unrealized gain (loss) on investments	3.06	8.14	7.94	(8.92)	14.70	4.43
Total from Investment Operations	3.32	8.65	8.46	(8.47)	15.21	4.89
Distributions:
Dividends from net investment income	(.21 )	(.61 )	(.68 )	(.65 )	(.52 )	(.55 )
Dividends from net realized gain on investments	(1.07)	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(1.28)	(5.53)	(1.21)	(4.61)	(11.20)	(1.76)
Net asset value, end of period	61.78	59.74	56.62	49.37	62.45	58.44
Total Return (%)	5.77 (b)	15.08	17.25	(14.00)	26.91	9.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91 (c)	.92	.95	.93	.92	.96
Ratio of net expenses to average net assets(d)	.74 (c),(e)	.74 (e)	.73 (e)	.68 (e)	.57	.74
Ratio of net investment income to average net assets(d)	.88 (c),(e)	.85 (e)	1.00 (e)	.84 (e)	.77	.91
Portfolio Turnover Rate	31.63 (b)	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	28,617	19,826	16,636	15,004	20,137	19,515

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	57.68	54.84	47.86	60.64	56.94	53.82
Investment Operations:
Net investment income(a)	.25	.54	.51	.48	.55	.47
Net realized and unrealized gain (loss) on investments	2.94	7.83	7.68	(8.65)	14.35	4.41
Total from Investment Operations	3.19	8.37	8.19	(8.17)	14.90	4.88
Distributions:
Dividends from net investment income	(.21 )	(.61 )	(.68 )	(.65 )	(.52 )	(.55 )
Dividends from net realized gain on investments	(1.07)	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(1.28)	(5.53)	(1.21)	(4.61)	(11.20)	(1.76)
Net asset value, end of period	59.59	57.68	54.84	47.86	60.64	56.94
Total Return (%)	5.75 (b)	15.06	17.22	(13.92)	27.10	9.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (c)	.86	.85	.84	.83	.85
Ratio of net expenses to average net assets(d)	.75 (c),(e)	.76 (e)	.75 (e)	.66 (e)	.48	.63
Ratio of net investment income to average net assets(d)	.88 (c),(e)	.90 (e)	1.00 (e)	.91 (e)	.85	.96
Portfolio Turnover Rate	31.63 (b)	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	350	325	1	1	1	1

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Active MidCap Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 270 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (90 million shares authorized), Class C (15 million shares authorized), Class I (65 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	468,108,141	—	—	468,108,141
Investment Companies	2,561,525	—	—	2,561,525
	470,669,666	—	—	470,669,666

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $747 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	15,694,026
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(15,694,026)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $8,409,781 and long-term capital gains $29,673,950. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $305,808 during the period ended June 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended June 30, 2025, the Distributor retained $3,806 from commissions earned on sales of the fund’s Class A shares and $25 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2025, Class C shares were charged $1,816 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2025, Class A and Class C shares were charged $527,668 and $605, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $47,440 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $16,986.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $5,980 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $16,258 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $7,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $283,941, Distribution Plan fees of $271, Shareholder Services Plan fees of $88,887, Custodian fees of $4,164, Chief Compliance Officer fees of $4,786, Transfer Agent fees of $15,940 and Shareholder and regulatory reports service fees of $7,167, which are offset against an expense reimbursement currently in effect in the amount of $54,779.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $143,555,963 and $151,729,460, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $87,855,596, consisting of $109,693,098 gross unrealized appreciation and $21,837,502 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $41,957.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0085NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)